Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Deferred revenue	$582,814	$547,662
Accounts payable and accrued expenses	475,288	475,166
Accrued interest	313,935	336,910
Operating lease liabilities	132,064	135,215
Derivative liabilities (Note 11)	417	—
	$1,504,518	$1,494,953